Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
19.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2013 and 2012.

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥183,078	¥—	¥183,078
Available-for-sale (noncurrent):
Government bonds	307	—	—	307
Corporate bonds	—	141	340	481
Fund trusts	11	57	—	68
Equity securities	34,536	—	—	34,536
Derivatives	—	254	—	254

Total assets	¥34,854	¥183,530	¥340	¥218,724

Liabilities:
Derivatives	¥—	¥14,945	¥—	¥14,945

Total liabilities	¥—	¥14,945	¥—	¥14,945

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥141,729	¥—	¥141,729
Available-for-sale (current):
Corporate bonds	30	—	—	30
Available-for-sale (noncurrent):
Government bonds	181	—	—	181
Corporate bonds	—	116	444	560
Fund trusts	159	1,075	—	1,234
Equity securities	21,335	—	—	21,335
Derivatives	—	831	—	831

Total assets	¥21,705	¥143,751	¥444	¥165,900

Liabilities:
Derivatives	¥—	¥25,493	¥—	¥25,493

Total liabilities	¥—	¥25,493	¥—	¥25,493

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2013 and 2012.

	Years ended December 31
	2013	2012
	(Millions of yen)
Balance at beginning of year	¥444	¥454
Total gains or losses (realized or unrealized):
Included in earnings	1	3
Included in other comprehensive income (loss)	36	2
Purchases, issuances, and settlements	(141)	(15)

Balance at end of year	¥340	¥444

Gains and losses included in earnings are mainly related to corporate bonds still held at December 31, 2013 and 2012, and are reported in “Other, net” in the consolidated statements of income.

Assets and liabilities measured at fair value on a nonrecurring basis

During the years ended December 31, 2013 and 2012, there were no circumstances that required any significant assets or liabilities to be measured at fair value on a nonrecurring basis.